ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Operating accrued liabilities	$ 237	$ 263
Accounts payable	111	76
Interest payable on borrowings	73	76
Deferred consideration	60	30
LP unitholders' distributions, preferred limited partnership unit distributions and preferred dividends payable	33	30
Current portion of lease liabilities	15
Other	61	58
Total accounts payable and accrued liabilities	$ 590	$ 533